UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 DECEMBER 2006

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Capital Management, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-12033

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Managing Member
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA     February 14, 2007
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

28-02246                Marc C. Cohodes

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       22
                                             ---------------
Form 13F Information Table Value Total:       $3,839,555
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE

ValueAct Capital Management, L.P.


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                      COM      005125109    264,845   10,325,355    SH           Sole             10,325,355
-----------------------------------------------------------------------------------------------------------------------------------
ADESA INC                        COM      00686U104    102,098    3,679,200    SH           Sole              3,679,200
-----------------------------------------------------------------------------------------------------------------------------------
ANNALY MORTGAGE MANAGEMENT INC   COM      035710409     25,133    1,806,800    SH           Sole              1,806,800
-----------------------------------------------------------------------------------------------------------------------------------
AVAYA INC                        COM      053499109    449,056   32,121,300    SH           Sole             32,121,300
-----------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING CORP          COM      148867104    199,268    7,246,100    SH           Sole              7,246,100
-----------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW-CL A       COM      366651107    408,300   20,631,646    SH           Sole             20,631,646
-----------------------------------------------------------------------------------------------------------------------------------
GEVITY HR INC                    COM      374393106     77,923    3,289,284    SH           Sole              3,289,284
-----------------------------------------------------------------------------------------------------------------------------------
HANOVER COMPRESSOR CO            COM      410768105    219,211   11,604,600    SH           Sole             11,604,600
-----------------------------------------------------------------------------------------------------------------------------------
MDS INC                          COM      55269P302    321,888   17,705,600    SH           Sole             17,705,600
-----------------------------------------------------------------------------------------------------------------------------------
PER-SE TECHNOLOGIES INC          COM      713569309    167,281    6,021,644    SH           Sole              6,021,644
-----------------------------------------------------------------------------------------------------------------------------------
PERKINELMER INC                  COM      714046109     55,487    2,496,060    SH           Sole              2,496,060
-----------------------------------------------------------------------------------------------------------------------------------
PRA INTL                         COM      69353C101     87,990    3,481,984    SH           Sole              3,481,984
-----------------------------------------------------------------------------------------------------------------------------------
REUTERS GROUP PLC                COM      G7540P109    536,346   61,493,449    SH           Sole             61,493,449
-----------------------------------------------------------------------------------------------------------------------------------
SAFEWAY INC                      COM      786514208    187,609    5,428,500    SH           Sole              5,428,500
-----------------------------------------------------------------------------------------------------------------------------------
SEITEL INC NEW                   COM      816074405    183,045   51,201,346    SH           Sole             51,201,346
-----------------------------------------------------------------------------------------------------------------------------------
SEITEL INC NEW                   WTS      816074405     42,932   15,037,568    SH           Sole             15,037,568
-----------------------------------------------------------------------------------------------------------------------------------
SIRVA INC                        COM      82967Y104     24,819    7,131,900    SH           Sole              7,131,900
-----------------------------------------------------------------------------------------------------------------------------------
SOLEXA INC                       COM      83420X105     27,691    2,105,770    SH           Sole              2,105,770
-----------------------------------------------------------------------------------------------------------------------------------
SOLEXA INC                       WTS      83420X105      8,097    1,018,270    SH           Sole              1,018,270
-----------------------------------------------------------------------------------------------------------------------------------
USI HLDGS                        COM      90333H101     84,463    5,498,875    SH           Sole              5,498,875
-----------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTL     COM      91911X104    228,280   13,241,300    SH           Sole             13,241,300
-----------------------------------------------------------------------------------------------------------------------------------
WARNER CHILCOTT LIMITED          COM	  G9435N108    137,793    9,970,560    SH           Sole              9,970,560
-----------------------------------------------------------------------------------------------------------------------------------